Supplement dated December 8, 2022
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners International Growth Fund	5/1/2022
Effective immediately, the portfolio manager information for Walter Scott & Partners Limited under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Charlie Macquaker	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Fraser Fox, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	December 2022
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	December 2022
The rest of the section remains the same.
Effective immediately, the portfolio manager information for Walter Scott & Partners Limited under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Charlie Macquaker	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Fraser Fox, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	December 2022
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	December 2022
Mr. Leckie began his investment career in 1995 when he joined Walter Scott. He has a B.Sc. in statistics from the University of Glasgow.
Mr. Macquaker began his investment career in 1991 when he joined Walter Scott. He has a B.Sc. in European studies from the University of Buckingham.
Ms. Henderson began her investment career in 1995 when she joined Walter Scott. She has a B.Sc. in marine and environmental biology from the University of St. Andrews.
Mr. Fox began his investment career in 2003 when he joined Walter Scott. He has an LL.B. in law from the University of Edinburgh.
Mr. Skorniakov began his investment career in 2003 when he joined Walter Scott. He has an M.A. in economics from the University of Colorado and an M.Sc. in investment analysis from the University of Stirling.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7055-0001_(12/22)